Income Taxes - Significant Components of the Company's Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Gross [Abstract]
Securities available-for-sale and financial instruments	$ 3,992	$ 163
Federal, state and foreign net operating loss, credit carryforwards and other carryforwards	2,677	2,331
Allowance for credit losses	1,980	1,561
Loans	1,287
Accrued expenses	618	568
Obligation for operating leases	368	281
Partnerships and other investment assets	112
Stock compensation	81	76
Pension and postretirement benefits		8
Other deferred tax assets, net	501	451
Gross deferred tax assets	11,616	5,439
Deferred Tax Liabilities
Leasing activities	(1,813)	(2,263)
Goodwill and other intangible assets	(1,575)	(845)
Mortgage servicing rights	(815)	(593)
Right of use operating leases	(325)	(246)
Pension and postretirement benefits	(172)
Fixed assets	(125)	(238)
Loans		(85)
Partnerships and other investment assets		(8)
Other deferred tax liabilities, net	(234)	(127)
Gross deferred tax liabilities	(5,059)	(4,405)
Valuation allowance	(263)	(249)
Net Deferred Tax Asset	$ 6,294	$ 785